Notes Receivable,Stockholders	12 Months Ended
Dec. 31, 2012
Notes Receivable,Stockholders

G. NOTES RECEIVABLE, STOCKHOLDERS

The Company has notes receivable outstanding to stockholders in the amount of $222,023 and $289,523 as of December 31, 2012 and 2011, respectively. The notes are unsecured and bear interest at the prime rate with outstanding principal and interest due on April 1, 2014.